Payables and accrued liabilities	12 Months Ended
Dec. 31, 2022
Payables And Accrued Liabilities
Payables and accrued liabilities

12. Payables and accrued liabilities

	December 31,
	2022	2021
	$	$
Trade accounts payable	2,038	934
Accrued research and development costs	751	531
Accrued employee benefits	325	533
Payroll tax and other statutory liabilities	74	63
Other accrued liabilities	640	611
	3,828	2,672

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)